EVENTS SUBSEQUENT	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Events Subsequent
EVENTS SUBSEQUENT

NOTE 10 – EVENTS SUBSEQUENT TO THE DATE OF THE FORM 10-Q FILED ON NOVEMBER 14, 2024

In accordance with the Business Combination Agreement, on December 5, 2024, Bowen and Qianzhi entered into a subscription agreement with the PIPE Investor pursuant to which the PIPE Investor will purchase, concurrently with the closing of the Merger, an aggregate of 500,000 New Bowen Ordinary Shares for an aggregate purchase price of $5.0 million in the PIPE Financing.

EVENTS SUBSEQUENT

NOTE 10 – EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT

Effective as of October 7, 2024, the Company notified the trustee of the Trust Account that it was extending the time to consummate an initial Business Combination from October 14, 2024 to January 14, 2025. Effective as of October 14, 2024, Qianzhi and EarlyBirdCapital, two designees of the Sponsors, loaned the Company an aggregate of $690,000, which funds were deposited into the Trust Account for such extension. The loans are evidenced by promissory notes (the “Notes”) issued by the Company to the designees. The Notes bear no interest and are repayable in full upon consummation of a Business Combination. In connection with the loans, one of the Sponsors transferred 30,000 of its Founder Shares to EarlyBirdCapital.

In accordance with the Business Combination Agreement, on December 5, 2024, Bowen and Qianzhi entered into a subscription agreement with the PIPE Investor pursuant to which the PIPE Investor will purchase, concurrently with the closing of the Merger, an aggregate of 500,000 New Bowen Ordinary Shares for an aggregate purchase price of $5.0 million in the PIPE Financing.